Goodwill (Tables)	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
	March 31, 2021	December 31, 2020

Opening balance	$1,663,120	$1,663,385
Foreign exchange movements	(144)	(265)
Closing balance	$1,662,976	$1,663,120